Expense Example - Great-West Lifetime 2045 Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years	L 1 Year	L 3 Years	L 5 Years	L 10 Years
USD ($)	58	183	318	714	94	293	509	1,131	104	325	563	1,248	119	372	644	1,420